Annual Fund Operating Expenses - PIMCO All Asset All Authority Fund	Jul. 30, 2021
Institutional
Operating Expenses:
Management Fees	0.25%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.50%	[1]
Acquired Fund Fees and Expenses	1.05%
Total Annual Fund Operating Expenses	1.80%	[2]
Fee Waiver and/or Expense Reimbursement	(0.02%)	[3],[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.78%	[5]
I-2
Operating Expenses:
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.50%	[1]
Acquired Fund Fees and Expenses	1.05%
Total Annual Fund Operating Expenses	1.90%	[2]
Fee Waiver and/or Expense Reimbursement	(0.02%)	[3],[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.88%	[5]
I-3
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.50%	[1]
Acquired Fund Fees and Expenses	1.05%
Total Annual Fund Operating Expenses	2.00%	[2]
Fee Waiver and/or Expense Reimbursement	(0.07%)	[3],[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.93%	[5]
Administrative
Operating Expenses:
Management Fees	0.25%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.50%	[1]
Acquired Fund Fees and Expenses	1.05%
Total Annual Fund Operating Expenses	2.05%	[2]
Fee Waiver and/or Expense Reimbursement	(0.02%)	[3],[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.03%	[5]
A
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.50%	[1]
Acquired Fund Fees and Expenses	1.05%
Total Annual Fund Operating Expenses	2.25%	[2]
Fee Waiver and/or Expense Reimbursement	(0.02%)	[3],[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.23%	[5]
C
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.50%	[1]
Acquired Fund Fees and Expenses	1.05%
Total Annual Fund Operating Expenses	3.00%	[2]
Fee Waiver and/or Expense Reimbursement	(0.02%)	[3],[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.98%	[5]

[1]	Interest expense of 0.50% results from the Fund’s ability to borrow money for investment purposes from a committed line of credit. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund’s use of such line of credit in seeking to achieve the objective of the Fund.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets Excluding Waivers of the Fund, as set forth in the Financial Highlights table of the Fund’s prospectus, because the Ratio of Expenses to Average Net Assets Excluding Waivers reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	PIMCO has contractually agreed, through July 31, 2022, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.69% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years from the date of waiver, provided total expenses, including such recoupment, do not exceed the annual expense limit that was in place at the time the amount being recouped was originally waived and the current annual expense limit. This waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above.
[4]	PIMCO has contractually agreed, through July 31, 2022, to reduce its supervisory and administrative fee for the Fund’s I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days’ prior notice to the end of the contract term.
[5]	“Other Expenses” and Acquired Fund Fees and Expenses include interest expense of the Fund and of the Underlying PIMCO Funds of 0.50% and 0.07%, respectively. Interest expense is borne by the Fund and the Underlying PIMCO Funds separately from the management fees paid to PIMCO. Excluding interest expense of the Fund and of the Underlying PIMCO Funds, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 1.21%, 1.31%, 1.36%, 1.46%, 1.66% and 2.41% for Institutional Class, I-2, I-3, Administrative Class, Class A and Class C shares, respectively.